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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number_____811-4581______

CornerCap Group of Funds

Address
1355 Peachtree Street, NE
Suite 1700
Atlanta, GA 30309

Agent - Name and Address
1355 Peachtree Street, NE
Suite 1775
Atlanta, GA 30309

Registrant's telephone number, including area code: 404-870-0700

Date of fiscal year end: 3/31

Date of reporting period: 10/1/2002 – 3/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CornerCap Balanced Fund	CornerCap Small-Cap Value Fund
CornerCap MicroCap Fund

ANNUAL REPORT TO SHAREHOLDERS

FOR THE FISCAL YEAR ENDED
MARCH 31, 2003

The Peachtree, Suite 1700 1355 Peachtree Street, NE Atlanta, Georgia 30309	Advisor: (800) 728-0670 Administrator: (888) 81-FUNDS Telecopier: (404) 870-0770

CornerCap Group of Funds
Manager’s Report for the Shareholders
For the year ended March 31, 2003

Dear Shareholder:

For the fiscal year ending March 31, 2003, your CornerCap mutual funds all declined.  While our declines were in line with the market indices, in the preceding two years we had become accustomed to substantially exceeding the market and appreciating during market declines.  Our hope was that this would always be the case, but we know better than to accept terms like “always” and “never” with equity market investments.

For the fiscal year, the S&P 500 and Russell 2000 Indices declined 24.8% and 27.0%, respectively.  Our CornerCap Small Cap Value Fund declined 27.4% while the Russell 2000 Value Index declined 23.3%.  Our more conservative CornerCap Balanced Fund declined 11.0% for the year while our Blended Index (see “*” note below) declined 10.2%.  Our CornerCap Microcap Fund had a difficult year, declining 42.8% while the Russell 2000 Growth Index declined 31.6%.

On a positive note, since the fiscal year end, the above three funds are up 13.6%, 8.8%, and 15.2%, respectively, through May 28, 2003.  Also, as noted in the bar graph below, since the beginning of the market crash in March 2000 (3 years), our two larger funds have realized positive returns.  These positive returns were realized over a period when the S&P 500 and Russell 2000 Indices were down 41.0% and 28.8%, respectively.  For our shareholders (and ourselves since almost every CornerCap employee participates in our funds), we are pleased that these funds have completely avoided the largest bear market since the depression.  Note that the Microcap Fund was not initiated until July 31, 2000:

Total Returns from March 31, 2000 to March 31, 2003**

*      Blended 60/40 = 60% S&P 500 Index + 40% Lehman Govt/Corp Bond Index
**    The performance table and graphs do not reflect the deduction of taxes that a shareholder  would pay on fund distributions or the redemption of shares.

We are continuing to work to keep returns up, costs down and services improving for our shareholders.  With the non-CornerCap managed no-load funds that we offer, we replaced the Federated International Equity Fund with the American AAdvantage International Equity Fund this year.  For these areas where CornerCap does not offer a product, we will be continually reviewing these funds for potentially better alternatives.  We also reviewed the costs of our funds with other similar funds on the Morningstar database, and our expenses were at or below the average.  We have transitioned to more advanced Transfer Agent and Fund Accounting systems over the last 18 months, making our internal operations and client servicing more efficient, to include offering client reports via email.

In closing, we want to apologize to our shareholders for being mailed two separate account confirmation notices this year by our outside audit firm, Tait, Weller & Baker.  The confirmations also noted an incorrect date, thereby making the mailing even more confusing.  There was no excuse for these errors, and we have discussed them in detail with our auditors.  While we did not create the errors, we are responsible for any person or firm that we engage.  Again, we hope this was not too much of an inconvenience for you.

CornerCap Investment Counsel
May 30, 2003

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
CornerCap Balanced Fund
Atlanta, Georgia

We have audited the accompanying statement of assets and liabilities of CornerCap Balanced Fund, including the portfolio of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented.   These financial statements are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures inthe financial statements.   Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Balanced Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                                                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 9, 2003

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

March 31, 2003

Shares	COMMON STOCKS – 58.3%	Value

	Aerospace – 3.0%
2,000	Boeing Corp.	$50,120
2,900	BF Goodrich Co.	40,774
1,600		92,448

		183,342

	Apparel & Household – 2.7%
2,600	Jones Apparel Group*	71,318
2,500	VF Corp.	94,075

		165,393

	Auto Parts – 1.2%
1,050	Johnson Controls	76,062

	Banks – Money Center – 8.4%
2,300	Bank of New York	47,150
2,400	Charter One Financial	66,384
1,500	Comerica, Inc.	56,820
3,900	US Bancorp	74,022
2,200	Wachovia Corp.	74,954
5,056	Washington Federal	106,479
2,400	Washington Mutual	84,648

		510,457

	Chemicals – 1.2%
1,600	PPG Industries	72,128

	Conglomerate – 2.4%
2,300	Norsk Hydro	87,377
4,815	Tyco International	61,921

		149,298

	Electric Plant & Equipment – 1.1%
2,000	Diebold, Inc.	67,880

	Electrical & Gas – 3.0%
2,000	DTE Energy Co.	77,300
3,400	Firstenergy Corp.	107,100

		184,400

	Energy Equipment – 1.6%
2,400	Nabors Industries, Inc. *	95,688

	Food – 2.3%
2,200	HJ Heinz Co.	64,240
4,000	Sara Lee Corp.	74,800

		139,040

See accompanying notes to financial statements.	4

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Shares	COMMON STOCKS – 58.3%	Value

	Health Care Services – 2.6%
1,850	Cigna Corp.	$84,582
2,500	Oxford Health Plan *	75,900

		160,482

	Insurance – 1.1%
1,200	Everest Re Group, Ltd.	68,652

	Machine Tools – 2.5%
1,600	Briggs & Stratton	62,144
1,900	Caterpillar, Inc.	93,480

		155,624

	Metals – Steel – 1.2%
3,850	Alcoa, Inc.	74,613

	Oil – 1.2%
2,400	Ashland, Inc.	71,208

	Other Financial – 5.6%
3,200	Allied Capital, Inc.	63,936
1,300	Bear Stearns	85,280
2,000	Countrywide Financial	115,000
5,050	MBNA Corp.	76,002

		340,218

	Pharmaceuticals – 3.8%
1,950	Barr Laboratories	111,150
2,200	Pfizer, Inc.	68,552
3,100	Schering Plough Co.	55,273

		234,975

	Retailers – Food – 1.1%
3,450	Safeway Co. *	65,309

	Retailers – Other – 2.6%
3,600	Abercrombie & Fitch *	108,108
2,500	May Department Stores	49,725

		157,833

	Semiconductors – 0.9%
11,600	LSI Logic Corp. *	52,432

	Software – 1.2%
3,400	Sungard Data Systems *	72,420

See accompanying notes to financial statements.	5

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Shares	COMMON STOCKS – 58.3%	Value

	Telecom – Other – 3.9%
2,600	Advancepcs Com *	$73,684
2,400	Telefonos De Mexico	71,328
2,700	Verizon Communications	95,445

		240,457

	Telecom Technology – 1.8%
6,200	Electronic Data Systems	109,120

	Wholesale & Industrial Services – 1.9%
4,300	Convergys Corp. *	56,760
3,200	Donnelley & Sons Co.	58,624

		115,384

	Total Common Stocks (Cost $3,966,065)	$3,562,415

Principal Amount	CORPORATE BONDS – 17.4%

	Banks – Money Center – 6.4%
$200,000	Nationsbank Corp. 6.375%, due 5/15/05	$218,424
150,000	Norwest Financial 6.25%, due 12/15/07	170,207

		388,631

	Electrical & Gas – 2.6%
150,000	National Rural Utilities * 6.375%, due 10/15/04	159,651

	Retailers – Other – 2.9%
150,000	Wal-Mart Stores 6.875%, 8/10/09	177,295

	Securities Broker – 2.8%
150,000	Merrill Lynch & Co. 6.375%, due 10/15/08	168,441

	Wireless Communications – 2.7%
150,000	Bellsouth Communications 6%, due 10/15/11	167,110

	Total Corporate Bonds (Cost $973,772)	1,061,128

See accompanying notes to financial statements.	6

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Principal Amount	GOVERNMENT BONDS – 18.5%		Value

	U.S. Treasury Bonds – 18.5%
200,000	5.500%, due 05/15/09		$226,414
100,000	6.500%, due 10/15/06		114,359
150,000	3.000%, due 02/15/08		151,758
100,000	6.125%, due 08/15/07		114,598
140,000	6.500%, due 08/15/05		155,728
180,000	4.875%, due 02/15/12		195,434
150,000	5.750%, due 08/15/10		172,254

	Total Government Bonds (Cost $1,038,784)		1,130,545

	SHORT-TERM INVESTMENTS – 2.7%

$165,910	Federated Treasury – 2.7% (Cost $165,910)		$165,910

	Total Investments (Cost $6,144,531) (a)	96.6%	5,919,998
	Other Assets and Liabilities, Net	3.1%	186,929

	Net Assets	100.000%	$6,106,927

	* Non-income producing security

	ADR – American Depositary Receipt

	(a) Aggregate cost for federal income tax purpose is $6,144,531.

	At March 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$435,586
	Gross unrealized depreciation		(660,119)

	Net unrealized depreciation		$(224,533)

See accompanying notes to financial statements.	7

CORNERCAP BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS
Investments at market value, (Identified cost $6,144,531) (Note 1-A)	$5,919,998
Cash	153,077
Interest receivable	33,200
Dividends receivable	5,960
Other assets	1,515

Total Assets	6,113,750

LIABILITIES
Advisory fee payable	$5,116
Service fees payable	1,535
Other liabilities	172

Total liabilities	6,823

NET ASSETS
(Applicable to 599,746 shares outstanding, unlimited number of shares authorized)	$6,106,927

NET ASSET VALUE, offering and repurchase PRICE PER SHARE ($6,106,927 -- 599,746 shares)	$10.18

NET ASSETS
At March 31, 2003, net assets consisted of:
Paid-in capital	$6,850,571
Undistributed net investment income	84,498
Accumulated net realized loss on investments	(603,609)
Net unrealized appreciation of investments	(224,533)

$6,106,927

See accompanying notes to financial statements.	8

CORNERCAP BALANCED FUND

STATEMENT OF OPERATIONS

March 31, 2003

INVESTMENT INCOME
Dividends	$82,780
Interest	122,693

Total income	205,473

Expenses
Management fee (Note 2)	59,418
Service costs (Note 2)	17,825

Total expenses	77,243

Net investment income	128,230

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(266,069)
Change in unrealized appreciation of investments	(557,238)

Net loss on investments	(823,307)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(695,077)

See accompanying notes to financial statements.	9

 CORNERCAP BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 2003 and 2002

	2003	2002
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$128,230	$108,832
Net realized loss on investments	(266,069)	(13,204)
Change in unrealized appreciation/depreciation of investments	(557,238)	186,366

Net increase (decrease) in net assets resulting from operations	(695,077)	281,994

Distributions to shareholders from
Net investment income ($0.22 and $0.22 per share, respectively)	(128,538)	(104,840)

	(128,538)	(104,840)

Capital share transactions (a)
Increase in net assets resulting from capital share transactions	732,186	1,525,416

Total increase (decrease) in net assets	(91,429)	1,702,570

NET ASSETS
Beginning of year	6,198,356	4,495,786

End of year
(Including undistributed net investment income of $84,498 and $84,806, respectively)	$6,106,927	$6,198,356

(a)   Summary of capital share activity follows:

	2003		2002
	Shares	Value	Shares	Value
Shares sold	117,186	$1,234,378	149,396	$1,747,154
Shares issued on reinvestment of distributions	12,309	128,510	9,112	104,784

	129,495	1,362,888	158,508	1,851,938
Shares redeemed	(59,091)	(630,702)	(28,194)	(326,522)

Net increase	70,404	$732,186	130,314	$1,525,416

See accompanying notes to financial statements.	10

 CORNERCAP BALANCED FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002 (a)	For the Year Ended March 31, 2001	For the Year Ended March 31, 2000	For the Year Ended March 31, 1999
Per Share Operating Performance Net asset value, beginning of year	$11.22	$11.28	$10.71	$11.62	$12.21

Income from investment operations –
Net investment income	.20	.14	.40	.36	.21
Net realized and unrealized gain (loss) on investments	(1.52)	.52	.54	(.66)	(.26)

Total from investment operations	(1.32)	.66	.94	(.30)	(.05)

Less distributions from –
Net investment income	(.22)	(.22)	(.34)	(.37)	(.07)
Realized gains	-	-	(.03)	(.24)	(.47)

Total distributions	(.22)	(.22)	(.37)	(.61)	(.54)

Net asset value, end of year	$10.18	$11.72	$11.28	$10.71	$11.62

Total Return	(11.29)%	5.89%	8.91%	(2.89%)	(.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($000)	$6,107	$6,198	$4,496	$4,430	$4,498

Ratios to average net assets
Expenses	1.30%	1.30%	1.30%	1.32%	1.30%
Net investment income	2.17%	1.75%	3.03%	3.16%	2.91%

Portfolio turnover rate	21.88%	26.77%	24,82%	16.38%	38.47%

     **   Annualized

(a)	As required, effective April 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities as adjustments to interest income. Had the Fund not adopted these new provisions, the ratio of net investment income to average net assets would have been 1.79%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.	11

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

 March 31, 2003

(1)   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Balanced Fund (the“Fund”) is a series of shares of the CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.   The investment objective of the Fund is to obtain capital appreciation and current income.   The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.   The policies are in conformity with accounting principles generally accepted in the United States of America.

  Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date.   Realized gains and losses on sales of investments are calculated on the identified cost basis.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

  Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.   In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax.   Therefore, no federal income tax provision is required.

At March 31, 2003, the Fund had capital loss carryforwards available to offset future gains if any of approximately $432,000 of which $251,000 expires in 2009 and $181,000 expires in 2011.   The Fund had net realized capital losses of $171,561 during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Fund’s tax year ending March 31, 2004.   The “post-October” losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

On December 19, 2002, a distribution of $.22 per share was declared.   The dividend was paid on December 19, 2002, to shareholders of record on December 18, 2002.

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

 March 31, 2003

The tax character of distributions paid for the years ended March 31, 2003 and 2002 was as follows:

	2003	2002
Distributions paid from:
Ordinary income	$128,538	$104,840
Long-term capital gain	-	-

	$128,538	$104,840

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$84,498
Capital loss carryforward	(432,048)
Unrealized depreciation	(396,094)

$(743,644)
  Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

   Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

(2)   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly at an annual rate of .30% of average net assets.

The Advisor will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services.   All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the Shareholders and the Board of Trustees will be paid by the Advisor.

(3)   PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,142,691 and $1,218,328, respectively.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
CornerCap Micro-Cap Fund
Atlanta, Georgia

We have audited the accompanying statement of assets and liabilities of CornerCap Micro-Cap Fund, (formerly CornerCap Emerging Growth Fund) including the portfolio of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon.   These financial statements are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   An audit includes examining, on a test basis,evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Micro-Cap Fund as of March 31, 2003, the results of its operations for the year ended, the changes in its net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                                                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 9, 2003

CORNCERCAP MICRO-CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2003

Shares	COMMON STOCKS – 93.7%	Value

	Apparel & Household – 1.0%
1,000	Kenneth Cole Products*	$21,900

	Auto Parts – 1.4%
6,000	Rockford Corp. *	32,466

	Banks – Money Center – 5.7%
1,700	First Mutual Banshare	28,305
1,700	Interchance Financial	29,155
1,200	Itla Capital Corp. *	39,660
2,100	Northrim Bancorp	30,555

		127,675

	Broadcasting & Publications – 3.6%
6,600	Clearone Communications * (b)	-
1,155	Comverse Technologies *	13,063
4,600	Ectel Ltd. *	39,192
15,000	Xeta Technology *	28,350

		80,605

	Building Materials – 6.7%
1,000	Flexsteel Industries	13,450
2,000	Griffon Corp. *	25,800
1,000	Watsco, Inc.	13,680
971	Wings Partnership * (c)	97,100

		150,030

	Chemicals – 0.6%
1,000	Shulman, Inc.	14,350

	Computers & Peripheral – 2.1%
5,100	Rimage Corp. *	46,359

	Construction – 2.7%
2,300	Insituform Tech	30,935
2,800	Matrix Svc. Co. *	29,484

		60,419

CORNCERCAP MICRO-CAP FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Shares	COMMON STOCKS – 93.7%	Value

	Electric Plant & Equipment – 12.0%
11,000	California Amplifier *	$41,910
1,025	IIVI, Inc. *	17,015
6,700	Kopin Corp. *	33,768
1,200	MTS Sys. Corp. *	12,960
2,800	Plexus Corp. *	25,620
1,800	Regal Beloit Corp.	27,558
1,900	Robbins & Myers, Inc.	25,574
1,000	Rogers Corp. *	29,720
3,200	Stratasys, Inc. *	41,920
2,000	White Electronic *	13,560

		269,605

	Energy Equipment – 4.4%
3,000	Core Laboratories *	31,200
1,900	Gulf Island Fabrications *	33,212
3,400	Key Island Group *	34,272

		98,684

	Food – 0.8%
2,250	Embrex, Inc. *	17,775

	Health Care Services – 11.2%
7,000	Air Methods Corp. *	42,280
2,300	Cytyc Corp. *	30,015
4,167	Interpore International *	33,336
2,000	Medamicus *	14,000
1,000	National Health Invs. *	15,350
1,100	Neogen Corp. *	15,235
1,800	Rehab Care Group	32,130
3,000	Synovis Life *	34,320
500	Vital Signs, Inc.	13,275
950	Young Innovations	20,910

		250,851

	Household Products – 5.2%
1,700	Artic Cat, Inc.	26,537
1,800	Dominion Homes *	24,480
2,250	Helen of Troy Limited *	29,475
1,900	Movado Group, Inc.	36,100

		116,592

	Insurance – 1.6%
6,000	Equity Insurance, Inc.	35,100

See accompanying notes to financial statements.	16

CORNCERCAP MICRO-CAP FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Shares	COMMON STOCKS – 93.7%	Value

	Machine & Engineering – 0.7%
1,000	Quixote Corp.	$15,800

	Machine Tools – 7.2%
800	BHA Group Holdings	17,600
1,800	Cascade Corp.	25,920
2,200	Maverick Tube Corp. *	40,920
2,500	Stewart & Stevenson	27,250
2,600	Summa Industries *	21,580
3,100	Walter Industries	27,032

		160,302

	Metals – Steel – 2.6%
5,000	Commonwealth Industries *	24,700
1,800	Gibralter Steel Corp.	33,552

		58,252

	Other Financial – 9.0%
3,000	First Cash Financial *	30,120
2,000	I-Shares Russell 2000 Growth *	76,800
1,000	I-Shares Russell 2000	72,350
9,200	Metris Cos., Inc.	21,620

		200,890

	Paper/Packaging – 1.5%
3,600	Myers Industries	34,380

	Pharmaceuticals – 0.2%
100	Pharmaceutical Resources *	4,248

	Retailers – Other – 2.4%
2,100	Building Materials	27,951
1,400	Cato Corp.	26,656

		54,607

	Telecom Technology – 3.8%
4,400	Catapult Communications *	27,984
4,500	Inet Technologies *	26,550
1,400	Integral Systems, Inc. *	29,680
7,044	Peregrine Systems * (b)	-

		84,214

	Tobacco – 1.7%
2,400	Standard Coml. Corp.	37,656

See accompanying notes to financial statements.	17

CORNCERCAP MICRO-CAP FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Shares	COMMON STOCKS – 93.7%		Value

	Transit – Shipping – 1.3%
2,300	Cantel Medical Corp.		$29,371

	Wholesale & Industrial Services – 2.8%
1,500	Sourcecorp *		21,015
7,000	Teletech Holdings *		38,010
2,800	Warrantech Corp. *		3,500

			62,525

	Wireless Communication – 1.5%
8,000	Cryptlogic *		32,088
1,600	Minorplanet USA *		976

			33,064

	Total Common stocks (Cost $2,700,934)		$2,097,900

Principal Amount	SHORT-TERM INVESTMENTS – 3.8%

$85,011	Federated Treasury – 3.8% (Cost $85,011)		$85,011

	Total Investments (Cost $2,785,945) (a)	97.5%	$2,182,911
	Other Assets and Liabilities - Net	2.5%	$54,896

	Net Assets	100.0%	$2,237,807

	* Denotes Non-Income Producing Security

(a)	Aggregate cost for federal income tax purposes is $2,785,945
(b)	Security is in delisted from the major exchanges.
(c)	A security for which market quotations are no longer readily available represents 4.3% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

At March 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$113,536
Gross unrealized depreciation	(716,570)
Net unrealized depreciation	$(603,034)

See accompanying notes to financial statements.	18

CORNERCAP MICRO-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS
Investments at market value, (Identified cost $2,785,945) (Note 1-A)	$2,182,911
Cash	56,003
Interest receivable	14
Dividends receivable	2,254

Total Assets	2,241,182

LIABILITIES
Advisory fee payable	$2,438
Service fees payable	937

Total liabilities	3,375

NET ASSETS
(Applicable to 432,734 shares outstanding, unlimited number of shares authorized)	$2,237,807

NET ASSET VALUE, offering and repurchase PRICE PER SHARE ($2,237,807 ÷ 432,734 shares)	$5.17

NET ASSETS
At March 31, 2003, net assets consisted of:
Paid-in capital	$4,608,254
Accumulated net realized loss on investments	(1,767,413)
Net unrealized depreciation	(603,034)

$2,237,807

See accompanying notes to financial statements.	19

CORNERCAP MICRO-CAP FUND

STATEMENT OF OPERATIONS

Year ended March 31, 2003

INVESTMENT INCOME
Income
Dividends	$8,700
Interest income	2,808

Total income	11,508

Expenses
Management fee (Note 2)	35,280
Service costs (Note 2)	13,569

Total expenses	48,849

Net investment loss	(37,341)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(1,368,601)
Change in unrealized depreciation of investments	(232,848)

Net loss on investments	(1,601,449)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,638,790)

See accompanying notes to financial statements.	20

CORNERCAP MICRO-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 2003 and 2002

	2003	2002
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment loss	$(37,341)	$(53,145)
Net realized loss on investments	(1,368,601)	(236,743)
Change in unrealized depreciation of investments	(232,848)	917,047

Net increase (decrease) in net assets resulting from operations	(1,638,790)	627,047

Distributions to shareholders from
Realized gains ($0.00 and $1.69 per share, respectively)	-	(619,921)

Capital share transactions (a)
Increase in net assets resulting from capital share transactions	79,072	361,636

Total increase (decrease) in net assets	(1,559,718)	368,874

NET ASSETS
Beginning of year	63,797,525	3,428,525

End of year	$2,237,807	$3,797,525

(a)   Summary of capital share activity follows:

	2003		2002
	Shares	Value	Shares	Value
Shares sold	14,650	$90,511	18,259	$169,366
Shares issued on reinvestment of distributions	-	-	64,006	585,654

	14,650	90,511	82,265	755,020
Shares redeemed	(2,113)	(11,439)	(41,136)	(393,384)

Net increase	12,537	$79,072	41,129	$361,636

See accompanying notes to financial statements.	21

CORNERCAP MICRO-CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)

	Year Ended March 31, 2003	Year Ended March 31, 2002	July 27, 2000* To March 31, 2001
Per Share Operating Performance Net asset value, beginning of period	$9.04	$9.04	$13.26

Income from investment operations –
Net investment loss	(0.09)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(3.78)	1.82	(4.11)

Total from investment operations	(3.87)	.1.69	(4.22)

Less distributions from –
Realized gains	-	(1.69)	-

Net asset value, end of period	$5.17	$9.04	$9.04

Total Return	(42.81)%	18.42%	(31.93)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)	$2,238	$3,798	$3,429

Ratios to average net assets
Expenses	1.77%	1.86%	1.90%
Net investment loss	(1.36)%	(1.44)%	(1.30)%

Portfolio turnover rate	69.49%	47.88%	34.20%

*  Commencement of operations

See accompanying notes to financial statements.	22

CORNERCAP MICRO-CAP FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2003

(1)   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Micro-Cap Fund, (formerly CornerCap Emerging Growth Fund) (the“Fund”) is a series of shares of CornerCap Group of Funds.   CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.   Investment operations commenced on July 17, 1986.   The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.   The policies are in conformity with accounting principles generally accepted in the United States of America.  The Fund’s investment objective is to obtain long-term capital appreciation.   The Fund began operations on July 27, 2000.

  Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  Security Transactions, Investment Income and Other –Security transactions are recorded on the next business date after trade date.   Realized gains and losses on sales of investments are calculated on the identified cost basis.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

  Federal Income Taxes –It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.   In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax.   Therefore, no federal income tax provision is required.

The Fund had net realized capital losses of $557,601 during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Fund’s tax year ending March 31, 2004.   These “Post-October” losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. The Fund has capital loss carryforwards of $1,209,812 which expire in 2011.

The tax character of distributions paid for the periods ended March 31, 2003 and 2002 was as follows:

		2003	2002
Distributions paid from:
Ordinary income		$-	$-
Long-term capital gain		-	619,921

	$		$619,912

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	(1,209,812)
Unrealized depreciation	(1,160,635)

$(2,370,447)
  Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

  Accounting Estimates –In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

(2)   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.30% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services.   All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)   PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,754,519 and $1,714,107, respectively.

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
CornerCap Small-Cap Value Fund
Atlanta, Georgia

We have audited the accompanying statement of assets and liabilities of CornerCap Small-Cap Value Fund, including the portfolio of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Small-Cap Value Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 9, 2003

CORNERCAP SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2003

Shares	COMMON STOCKS – 93.9%	Value

	Aerospace 3.3%
23,200	Gencorp, Inc.	$145,000
8,400	Moog, Inc. *	257,040

		402,040

	Apparel & Household 2.4%
9,850	Kellwood Co.	285,059

	Auto Parts 6.4%
15,900	Arvinmeritor, Inc.	222,441
7,900	Superior Industries International	287,797
18,150	TBC Corp. *	254,100

		764,338

13,650	Banks – Money Center 6.5%
14,706	Firstmerit Corp.	251,706
6,500	Washington Federal	309,708
	Webster Financial	224,768

		786,182

	Beverages – Non-Alcohol 2.1%
11,300	Constellation Brands, Inc.	256,510

	Broadcasting & Publications 1.8%
14,450	Plantronics, Inc. *	211,115

	Building Materials 3.5%
25,000	Apogee Enterprises	205,525
12,025	Crane Co.	209,476

		415,001

	Chemicals 2.7%
16,100	Quaker Chemical Co.	328,440

	Conglomerate 2.1%
13,100	Standex International	249,555

	Construction 1.9%
6,500	Centex Construction	234,000

	Electric Plant & Equipment 3.3%
26,350	CTS Corp.	160,735
5,000	Franklin Electric Co.	234,900

		395,635

See accompanying notes to financial statements.	26

CORNERCAP SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2003

Shares	COMMON STOCKS – 93.9%	Value

	Electrical & Gas – 4.7%
12,850	Allete, Inc.	$266,766
10,850	Nicor, Inc.	296,422

		563,188

	Food – 1.7%
11,450	Smithfield Foods, Inc. *	202,894

	Health Care Services – 11.2%
13,000	Apria Healthcare Group *	303,680
4,000	Arrow International, Inc.	162,680
9,400	Cooper Companies	281,060
10,400	Haemonetics Corp. *	227,240
30,750	Orthodontic Center of America, Inc. *	160,208
12,300	Owens Minor, Inc.	215,865

		1,350,733

	Household Products – 14.0%
3,800	Beazer Homes USA, Inc. *	223,478
12,000	Blyth, Inc.	305,160
3,350	Harman International Industries, Inc.	196,209
6.250	Polaris Industries	310,750
13,600	Salton, Inc. *	142,800
13,600	Toll Brothers, Inc.	256,690
3,550	Toro Co.	248,677

		1,683,764

	Insurance – 3.6%
14,500	Clark/Bardes, Inc. *	173,420
10,000	Reinsurance Group	262,800

		436,220

	Machine Tools – 8.5%
10,000	American Axle & Manufacturing *	210,400
7,700	Briggs & Stratton	299,068
8,200	Donaldson, Inc.	299,956
12,500	Manitowoc, Inc.	210,125

		1,019,549

	Oil – 2.2%
28,300	Vintage Petroleum	268,850

See accompanying notes to financial statements.	27

CORNERCAP SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS – (Continued)

March 31, 2003

Shares	COMMON STOCKS – 93.9%	Value

	Person Care/Cosmetics – 1.5%
21,000	Oakley, Inc. *	$173,250

	Retailers – Other – 4.7%
17,100	Footstar, Inc. *	143,640
17,600	Haverty Furniture Co.	189,200
9,400	Regis Corp.	234,154

		566,994

	Tobacco – 2.6%
8,300	Universal Corp.	313,408

	Wholesale & Industrial Services – 3.2%
12,900	ABM Industries, Inc.	169,506
19,150	AMN Healthcare Services *	210,267

		379,773

	Total Common Stocks (Cost $12,789,240)	$11,286,498

Principal Amount	SHORT-TERM INVESTMENTS – 2.8%

$343,537	Federated Treasury – 2.8% (Cost $343,537)		$343,537

	Total Investments (Cost $13,132,777) (a)	96.70%	$11,630,035
	Other Assets and Liabilities - Net	3.30%	$390,970

	Net Assets	100.0%	$12,021,005

	(a) Aggregate cost for federal income tax purposes is $13,132,777
	At March 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$1,334,798
	Gross unrealized depreciation		(2,837,540)

	Net unrealized depreciation		$(1,502,742)

	* Non-Income Producing Security

See accompanying notes to financial statements.	28

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS
Investments at market value, (Identified cost $13,132,777) (Note 1-A)	$11,630,000
Cash	411,840
Interest receivable	2,050
Dividends receivable	10,093
Other assets	11,109

Total Assets	12,065,127

LIABILITIES
Payable for securities purchased	$28,268
Other payable	$614
Advisory fee payable	$10,160
Service fees payable	5,080

Total liabilities	44,122

NET ASSETS
(Applicable to 1,288,579 shares outstanding, unlimited number of shares authorized)	$12,021,005

NET ASSET VALUE, offering and repurchase PRICE PER SHARE ($12,021,005 ÷ 1,288,579 shares)	$9.33

NET ASSETS
At March 31, 2003, net assets consisted of:
Paid-in capital	$13,865,331
Accumulated net realized loss on investments	(341,584)
Net unrealized depreciation	(1,502,742)

$12,021,005

See accompanying notes to financial statements.	29

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

March 31, 2003

INVESTMENT INCOME
Income
Dividends	$193,232
Interest	6,042

Total income	199,274

Expenses
Management fee (Note 2)	145,407
Service fees (Note 2)	72,704

Total expenses	218,111

Net investment loss	(18,837)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(121,748)
Change in unrealized depreciation of investments	(4,746,019)

Net loss on investments	(4,868,019)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,886,856)

See accompanying notes to financial statements.	30

 CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 2003 and 2002

	2003	2002
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income (loss)	$(18,837)	$1,324
Net realized gain (loss) on investments appreciation	(121,748)	1,296,652
Change in unrealized depreciation of investments	4,746,271)	2,668,187

Net increase (decrease) in net assets resulting from operations	(4,886,856)	3,966,163

Distributions to shareholders from
Net investment income ($0.00 and $0.06 per share)	-	(61,031)
Realized gains ($0.61 and $0.66 per share)	(782,575)	(711,627)

Total distributions	(782,575)	(772,658)

Capital share transactions (a)
Increase in net assets resulting from capital share transactions	1,355,222	2,007,950

Total increase (decrease) in net assets	(4,314,209)	5,201,455

NET ASSETS
Beginning of year	16,335,214	11,133,759

End of year	$12,021,005	$16,335,214

(a)   Summary of capital share activity follows:

	2003		2002
	Shares	Value	Shares	Value
Shares sold	419,887	$5,103,100	225,032	$2,769,443
Shares issued on reinvested of distributions	77,966	775,760	63,576	760,125

	497,853	5,878,860	288,608	3,529,568
Shares redeemed	(401,970)	(4,523,638)	(127,153)	(1,521,618)

Net increase	95,883	$1,35,5,222	161,455	$2,007,950

See accompanying notes to financial statements.	31

 CORNERCAP SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

	Year Ended March 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance Net asset value, beginning of year	$13.70	$10.80	$8.87	$9.56	$14.85

Income from investment operations –
Net investment income (loss)	(0.01)	-	.06	.06	.04
Net realized and unrealized gain (loss) on investments	(3.75)	3.62	1.96	.46	(3.85)

Total from investment operations	(3.76)	3.62	2.02	.52	(.3.81)

Less distributions from –
Net investment income	-	(.06)	-	(.06)	-
Realized gains	(0.61)	(.66)	(.09)	(1.15)	(1.48)

Total distributions	(.61)	(.72)	(.09)	(1.21)	(1.48)

Net asset value, end of year	$9.33	$13.70	$10.80	$8.87	$9.56

Total Return	(27.74)%	34.33%	22.91%	5.30%	(.25.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($000)	$12,021	$16,335	$11,134	$11,492	$12,090

Ratios to average net assets
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	(0.13)%	.01%	.54%	.53%	.23%

Portfolio turnover rate	31.89%	40.71%	62.13%	37.13%	39.16%

See accompanying notes to financial statements.	32

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2003

(1)     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Small-Cap Value Fund, (the“Fund”) is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.   Investment operations commenced on July 17, 1986.   The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.   The policies are in conformity with accounting principles generally accepted in the United States of America.   The Fund’s investment objective is to obtain long-term capital appreciation.

  Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m.   Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   Security Transactions, Investment Income and Other –Security transactions are recorded on the next business date after trade date.   Realized gains and losses on sales of investments are calculated on the identified cost basis.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

  Federal Income Taxes –It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.   In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax.   Therefore, no federal income tax provision is required.

The Fund had net realized capital losses of $505,743 during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Fund’s tax year ending March 31, 2004.   These “Post-October” losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

On December 19, 2002, a long-term capital gain distribution of $0.59 per share and an ordinary income distribution of $.02 per share was declared.   The dividend was paid on December 19, 2002, to shareholders of record on December 18, 2002.

The tax character of distributions paid for the years ended March 31, 2003 and 2002 was as follows:

	2003	2002
Distributions paid from:
Ordinary income	$20,216	$213,981
Long-term capital gain	762,359	558,677

	$782,575	$772,658

33

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2003

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	164,159
Unrealized depreciation	(2,008,485)

$(1,844,326)

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

  Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

  Accounting Estimates –In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

(2)     TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services.   All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)     PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,594,483 and $4,713,271 respectively.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Items 4. Principal Accountant Fees and Services.

Not applicable.

Items 5. Audit Committee Listed Registrants.

Not applicable.

Items 6. [Reserved]

Not applicable.

Items 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Items 8. [Reserved]

Not applicable.

Item 9. Controls and Procedures.

[A] Not applicable.

[B] There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation.

Item 10. Exhibits.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

CERTIFICATIONS

I, Tom Quinn, certify that:

1.       I have reviewed this report on Form N-CSR of the CornerCap Group of Funds;

2.     Based on my knowledge, the report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by the report;

3.       Based on my knowledge, the financial information included in the report, and the financial statements on which the financial information is based, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in the report.

October 1, 2002 to March 31, 2003

  /s/ Tom Quinn
Tom Quinn, President and Treasurer

SIGNATURES
[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CornerCap Group of Funds

By (Signature and Title)*    /s/ Thomas E. Quinn

Date    6/6/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Thomas E. Quinn

Date    6/6/03

By (Signature and Title)*________________________________________________________

Date________________________________________________________________________

*Print the name and title of each signing officer under his or her signature.

Exhibit B

Form N-CSR Certification

I, Thomas E. Quinn, certify that:

1.          I have reviewed this report on Form N-CSR of CornerCap Group of Funds;

2.          Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.          Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.          The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a)          designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)          evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c)          presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5.           The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)          all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)          any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6.           The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: 05-29-2003	/s/ Thomas E. Quinn ______________________________ Thomas E. Quinn President, Treasurer